Income Taxes - Summary of Components of Recoverable Tax on Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Recoverable Tax On Assets [Abstract]
Recoverable tax on assets paid	$ 250,551	$ 327,055	$ 398,252
Unrecognized recoverable tax on assets paid	(225,209)	(232,796)	(230,198)
Recognized recoverable tax on assets	$ 25,342	$ 94,259	$ 168,054